DISCONTINUED OPERATIONS (Details 1) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jul. 28, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	$ 7	¥ 54	$ 7	¥ 53				¥ 424
Intangible assets								19,381
Trade receivables								10,520
Contract assets								89,713
TOTAL NON-CURRENT ASSETS	34,991	254,292	35,025	247,929				123,035
CURRENT ASSETS
Inventories								729
Trade receivables - current								57,280
Bills receivable								8,500
Contract assets - current								21,647
Prepayments	147	1,067	156	1,107				1,732
Other receivable	3	21	3	18				82,733
Other current assets								3,160
Cash and cash equivalents	1,208	8,779	671	4,753		¥ 32,209	$ 4,478	31,695	¥ 58,359	¥ 56,580
TOTAL CURRENT ASSETS	1,358	9,867	830	5,878				196,956
TOTAL ASSETS	36,349	264,159	35,855	253,807				319,991
CURRENT LIABILITIES
Trade payables	14	100	14	100				20,326
Contract Liability								690
Other payables and accruals	10,926	79,405	11,669	82,610				16,724
Income tax payable								10,732
Interest-bearing loans and borrowings - current								71,000
Lease liabilities - current	52	376	51	360				1,317
Due to related companies	856	6,221	1,281	9,069				3,408
TOTAL CURRENT LIABILITIES	23,095	167,838	25,118	177,812				64,668
NON-CURRENT LIABILITIES
Deferred tax liabilities								5,276
Lease liabilities - non current								1,598
TOTAL NON-CURRENT LIABILITIES								77,874
TOTAL LIABILITIES	23,095	167,838	25,118	177,812				142,542
NET ASSETS	13,254	96,321	10,737	75,995				177,449
Equity attributable to owners of the Company	13,254	96,321	10,737	75,995				67,769
Non-controlling interests								109,680
PSTT [Member]
NON-CURRENT ASSETS
Property, plant and equipment					¥ 282			367
Intangible assets					18,921			19,381
Right-of-use Assets					1,621			1,980
Trade receivables					4,714			10,520
Contract assets					88,423			89,713
TOTAL NON-CURRENT ASSETS					113,961			121,961
CURRENT ASSETS
Inventories					911			729
Trade receivables - current					56,277			46,760
Bills receivable								8,500
Contract assets - current					17,842			21,647
Prepayments					902			1,723
Other receivable					82,857			84,865
Other current assets					3,160			3,160
Cash and cash equivalents					37,460			25,655
TOTAL CURRENT ASSETS					199,409			193,039
TOTAL ASSETS					313,370			315,000
CURRENT LIABILITIES
Trade payables					21,522			20,225
Contract Liability					690			690
Other payables and accruals					143,067			141,136
Income tax payable					11,673			10,732
Interest-bearing loans and borrowings - current					3,500			3,000
Lease liabilities - current					584			645
Due to related companies					496			444
TOTAL CURRENT LIABILITIES					181,532			176,872
NON-CURRENT LIABILITIES
Deferred tax liabilities					5,266			5,276
Lease liabilities - non current					1,073			1,248
Interest-bearing loans and borrowings					69,000			71,000
TOTAL NON-CURRENT LIABILITIES					75,339			77,524
TOTAL LIABILITIES					256,871			254,396
NET ASSETS					56,499			60,604
Equity attributable to owners of the Company					(54,579)			(49,076)
Non-controlling interests					¥ 111,078			¥ 109,680